Subsidiaries - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Sep. 30, 2020	Jul. 31, 2020	Jul. 01, 2020 TWD ($)
Disclosure of subsidiaries [Line Items]
Revenue	$ 207,609	$ 7,393	$ 207,520	$ 215,483
IISI and its Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Fair value of trade notes and accounts receivable acquired							$ 165
Gross contractual amount							167
Best estimates of contractual cash flows not expected to be collected as of acquisition date							$ 2
Revenue	208,605
Profit	$ 34,747
International Integrated Systems, Inc. ("IISI") [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	51.00%	51.00%	0.00%		51.20%	51.54%
Percentage of additional ownership interest obtained							20.38%
Chunghwa Investment Co., Ltd. ("CHI") [Member] | Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	34.25%	34.25%	34.25%
Chunghwa Telecom Co., Ltd. and Chunghwa Investment Co., Ltd. (CHI) [Member] | CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	59.08%	59.08%	59.75%
Chunghwa Telecom Co., Ltd. and Chunghwa Investment Co., Ltd. (CHI) [Member] | Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	28.18%	28.18%	28.18%
Senao International Co., Ltd. (SENAO) [Member] | Youth Co., Ltd. ("Youth") [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	96.00%	96.00%	93.00%